Income Taxes - Schedule of Benefit (Expense) for Income Taxes From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
U.S. federal	$ (286)	$ 57	$ (9)
State	(560)	(736)	(3,318)
Foreign	(5,287)	(4,103)	(5,181)
Total current income tax	(6,133)	(4,782)	(8,508)
Deferred:
U.S. federal	13,684	(4,615)	(1,264)
State	2,956	(1,524)	347
Foreign	9,944	19,349	11,698
Total deferred income tax	26,584	13,210	10,781
Total income tax benefit	$ 20,451	$ 8,428	$ 2,273